ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.0%
Biotechnology	3.9%
Corteva Inc.		1,288,569	$73,835,004
Commercial Services	8.9%
RB Global Inc.		1,834,351	110,061,060
TransUnion		776,272	60,805,386
			170,866,446
Diversified Financials	6.4%
Intercontinental Exchange Inc.		603,406	68,233,151
S&P Global Inc.		137,354	55,063,845
			123,296,996
Insurance	4.3%
Aon PLC - Class A		236,628	81,683,986
Internet Software & Services	13.4%
Booking Holdings Inc.(a)		36,413	98,327,116
eBay Inc.		1,223,378	54,672,763
Zillow Group Inc. - Class A(a)		253,418	12,468,166
Zillow Group Inc. - Class C(a)		1,809,046	90,922,652
			256,390,697
Media	15.9%
Fox Corp. - Class A		2,146,289	72,973,826
Fox Corp. - Class B		391,598	12,488,060
New York Times Co. - Class A		903,787	35,591,132
News Corp. - Class A		3,528,815	68,811,893
News Corp. - Class B		1,445,086	28,497,096
World Wrestling Entertainment Inc. - Class A		783,187	84,952,294
			303,314,301
Pharmaceuticals	12.4%
Bristol-Myers Squibb Co.		1,596,668	102,106,919
Johnson & Johnson		273,185	45,217,581
Novartis AG - REG		882,807	88,768,929
			236,093,429
Software	15.8%
Aspen Technology Inc.(a)		158,371	26,544,563
Electronic Arts Inc.		560,622	72,712,673
Microsoft Corp.		153,104	52,138,036
Oracle Corp.		682,717	81,304,768
Salesforce Inc.(a)		330,042	69,724,673
			302,424,713
Textiles, Apparel & Luxury Goods	3.4%
Cie Financiere Richemont S.A. - Class A - REG		381,595	64,654,356
Tobacco	8.3%
British American Tobacco PLC		1,912,777	63,354,240
Philip Morris International Inc.		974,948	95,174,424
			158,528,664

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2023 (Unaudited)

	Percentage of Net Assets	Shares	Value
Toys/Games/Hobbies	4.3%
Nintendo Co. Ltd.		1,808,870	$82,009,962
TOTAL COMMON STOCKS (Cost $1,395,876,870)			1,853,098,554
TOTAL INVESTMENTS (Cost $1,395,876,870)	97.0%		1,853,098,554
NET OTHER ASSETS (LIABILITIES)	3.0%		56,476,985
NET ASSETS	100.0%		$1,909,575,539

(a)Non-income producing security.

Abbreviations:
REG – Registered
At June 30, 2023, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	75.6%
Switzerland	8.0
Canada(b)	5.8
Japan	4.3
United Kingdom	3.3
Total	97.0%

(b)Ritchie Bros. Auctioneers is incorporated in Canada; however, its primary listing is on the New York Stock Exchange (NYSE) in the United States. We therefore define Ritchie Bros. Auctioneers as a United States equity, consistent with the terms set out in the prospectus.
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